Condensed Consolidated Balance Sheets - USD ($)		1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022	Sep. 30, 2023	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial Designation, Predecessor and Successor [Fixed List]	Successor	Successor	Successor	Successor	Successor	Predecessor
Current Assets:
Cash	$ 5,902,199	$ 5,902,199	$ 1,578,721	$ 1,578,721	$ 5,902,199
Prepaid expenses and other current assets	225,347	225,347	426,519	426,519	225,347
Vendor deposits	235,000	235,000			235,000
Total Current Assets	6,362,546	6,362,546	2,005,240	2,005,240	6,362,546
Equipment, net	17,333	17,333	9,533	9,533	17,333
In-process research and development	100,086,329	100,086,329	30,806,158	30,806,158	100,086,329
Goodwill	11,895,033	11,895,033			11,895,033
Security deposit	46,659	46,659			46,659
Operating lease right-of-use asset	98,371	98,371	31,078	31,078	98,371
Vendor deposit
Total Assets	118,506,271	118,506,271	32,852,009	32,852,009	118,506,271
Current Liabilities:
Accounts payable	6,025,645	6,025,645	8,897,534	8,897,534	6,025,645
Accrued expenses and other current liabilities	2,053,559	2,053,559	2,775,485	2,775,485	2,053,559
Operating lease liability	108,756	108,756	34,349	34,349	108,756
Derivative liabilities						$ 560,600
Convertible notes payable (net of $0 and $39,942 debt discount as of December 31, 2022 and 2021, respectively)
Convertible notes payable related parties
Total Current Liabilities	8,187,960	8,187,960	11,707,368	11,707,368	8,187,960
Deferred tax liability	10,323,983	10,323,983	1,440,982	1,440,982	10,323,983
Total Liabilities	18,511,943	18,511,943	13,148,350	13,148,350	18,511,943
Commitments and contingencies (Note 8)
Redeemable common stock, subject to possible redemption	331,331	331,331			331,331
Stockholders’ Equity:
Common stock, value	26	26	123	123	26
Additional paid-in-capital	104,584,147	104,584,147	109,591,327	109,591,327	104,584,147
Accumulated deficit	(4,921,178)	(4,921,178)	(89,880,624)	(89,880,624)	(4,921,178)
Treasury stock, at cost, 62 and 0 shares at September 30, 2023 and December 31, 2022, respectively			(7,168)	(7,168)
Total Stockholders’ Equity	99,662,997	99,662,997	19,703,659	19,703,659	99,662,997
Total Liabilities, Temporary Equity and Stockholders’ Equity	118,506,271	118,506,271	32,852,009	32,852,009	118,506,271
Revision of Prior Period, Reclassification, Adjustment [Member]
Stockholders’ Equity:
Common stock, value	26	26			26
Additional paid-in-capital	104,584,147	104,584,147			104,584,147
Series A Preferred Stock [Member]
Stockholders’ Equity:
Preferred stock, value	1	1			1
Series B Preferred Stock [Member]
Stockholders’ Equity:
Preferred stock, value	$ 1	$ 1	$ 1	$ 1	$ 1
Predecessor [Member]
Financial Designation, Predecessor and Successor [Fixed List]						Predecessor
Current Assets:
Cash						$ 328,581
Prepaid expenses and other current assets						106,929
Vendor deposits						376,272
Total Current Assets						811,782
Equipment, net						27,733
In-process research and development
Goodwill
Security deposit						46,659
Operating lease right-of-use asset
Vendor deposit						240,000
Total Assets						1,126,174
Current Liabilities:
Accounts payable						2,000,100
Accrued expenses and other current liabilities						1,914,101
Operating lease liability
Derivative liabilities						560,600
Convertible notes payable (net of $0 and $39,942 debt discount as of December 31, 2022 and 2021, respectively)						5,976,508
Convertible notes payable related parties						3,175,000
Total Current Liabilities						13,626,309
Deferred tax liability
Total Liabilities						13,626,309
Commitments and contingencies (Note 8)
Redeemable common stock, subject to possible redemption						331,331
Stockholders’ Equity:
Common stock, value						242
Additional paid-in-capital						40,065,109
Accumulated deficit						(52,896,817)
Total Stockholders’ Equity						(12,831,466)
Total Liabilities, Temporary Equity and Stockholders’ Equity						1,126,174
Predecessor [Member] | Series A Preferred Stock [Member]
Stockholders’ Equity:
Preferred stock, value